TAXES - Components of deferred tax assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of deferred tax assets
Tax loss carry forwards	$ 76,895	$ 23,950
Total deferred tax assets, gross	76,895	23,950
Valuation allowance	(76,895)	(23,950)	$ 0
Total deferred tax assets, net	0	0
Hong Kong
Components of deferred tax assets
Tax operating loss carry forwards from the company's subsidiaries	181,875	12,779
Indonesia
Components of deferred tax assets
Tax operating loss carry forwards from the company's subsidiaries	$ 375,086	$ 174,730